Condensed Consolidated Statements of Operations (Unaudited)		6 Months Ended
		Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Jun. 30, 2023 SGD ($) $ / shares shares
Revenues, net:
Revenue from third parties		$ 1,993,323	$ 2,707,929	$ 3,333,058
Cost of goods sold		(676,343)	(918,812)	(1,038,404)
Gross profit		1,316,980	1,789,117	2,294,654
Operating expenses:
Sales and distribution expenses		(816,957)	(1,109,836)	(1,647,032)
General and administrative expenses		(1,008,888)	(1,370,574)	(577,938)
Total operating expenses		(1,825,845)	(2,480,410)	(2,224,970)
Income (loss) from operations		(508,865)	(691,293)	69,684
Other income:
Government subsidies		13,621	18,504	11,604
Sundry income		42,806	58,152	17,589
Total other income, net		56,427	76,656	29,193
Income (loss) before income taxes		(452,438)	(614,637)	98,877
Income tax expense
NET INCOME (LOSS)		$ (452,438)	$ (614,637)	$ 98,877
Weighted average number of ordinary shares:
Basic	[1]	13,250,000	13,250,000	13,250,000
Diluted	[1]	13,250,000	13,250,000	13,250,000
EARNINGS (LOSS) PER SHARE - BASIC | (per share)		$ (0.03)	$ (0.05)	$ 0.01
EARNINGS (LOSS) PER SHARE - DILUTED | (per share)		$ (0.03)	$ (0.05)	$ 0.01

[1]	The shares amounts are presented on a retroactive basis.